UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Fort Hill Capital LLC

Address:    2 Jericho Plaza
            Jericho, NY 11753

13F File Number: 28-5535

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Allen Jebsen
Title:      Managing Member
Phone:      (516) 719-8686


Signature, Place and Date of Signing:

/s/ Allen Jebsen             Jericho, New York            November 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature] [City, State] [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
            NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $134,737
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE

                                                                                                                        Vothing
                                                                     Value      # of                       Invstmt      Authority
Name of Issuer                    Title of Class      CUSIP/ISIN     (x$1000)   Shares   Sh/Prn  Put/Call  Discretn  Sole    Shared
----------------------------------
Abbott Labs                       COM                 002824100       8,106     200,661   SH                 Sole      200,661    0
Agere Sys Inc                     CL B                00845V209          91      91,545   SH                 Sole       91,545    0
American Std Cos Inc Del          COM                 029712106       1,591      25,000   SH                 Sole       25,000    0
Amvescap PLC                      SPONSORED ADR       03235E100          60      12,699   SH                 Sole       12,699    0
Apple Computer Inc                COM                 037833100       1,465     101,000   SH                 Sole      101,000    0
AT&T Corp                         COM                 001957109       2,420     201,500   SH                 Sole      201,500    0
Charles Schwab Corp New           COM                 808513105      16,211   1,863,345   SH                 Sole    1,863,345    0
CIT Group Inc                     COM                 125581108        1259       70000   SH                 Sole        70000    0
Citigroup Inc                     COM                 172967101       7,552     252,985   SH                 Sole      252,985    0
CMGI Inc                          COM                 125750109          14      40,000   SH                 Sole       40,000    0
Disney Walt Co                    COM DISNEY          254687106        1514     100,000   SH                 Sole      100,000    0
Doubleclick Inc                   COM                 258609304         720     140,000   SH                 Sole      140,000    0
Drugstore Com                     COM                 262241102       2,102   1,258,500   SH                 Sole    1,258,500    0
Ford Mtr Co Cap Tr II             PFD TR CV6 .5%      345395206        2015       50000   SH                 Sole        50000    0
Ford Mtr Co Del                   COM PAR $0.01       345370860         980     100,000   SH                 Sole      100,000    0
General Elec Co                   COM                 369604103         375       10000   SH                 Sole        10000    0
Goldman Sachs Group Inc           COM                 38141G104      57,215     866,500   SH                 Sole      866,500    0
Intel Corp                        COM                 458140100         450      32,400   SH                 Sole       32,400    0
Intl Business Machs               COM                 459200101         385       6,605   SH                 Sole        6,605    0
Johnson & Johnson                 COM                 478160104         212       3,924   SH                 Sole        3,924    0
Kimberly Clark                    COM                 494368103       2,266      40,000   SH                 Sole       40,000    0
Lauder Estee Cos Inc              CL A                518439104       1,224      42,600   SH                 Sole       42,600    0
Lilly Eli & Co                    COM                 532457108       1,932      34,913   SH                 Sole       34,913    0
Lucent Technologies Inc           COM                 549463107         275     362,432   SH                 Sole      362,432    0
Merck Co Inc                      COM                 589331107       2,016      44,100   SH                 Sole       44,100    0
Merrill Lynch & Co Inc            COM                 590188108         738      21,180   SH                 Sole       21,180    0
Motorola Inc                      COM                 620076109       1,358     133,400   SH                 Sole      133,400    0
Multex Com Inc                    COM                 625367107          32      10,000   SH                 Sole       10,000    0
Netro Corp                        COM                 64114R109          62      30,000   SH                 Sole       30,000    0
Nokia Corp                        SPONSORED ADR       654902204       1,318      99,500   SH                 Sole       99,500    0
Pfizer Inc                        COM                 717081103         871      30,000   SH                 Sole       30,000    0
Philip Morris Cos Inc             COM                 718154107       1,979      51,000   SH                 Sole       51,000    0
RCN Corp                          COM                 749361101       1,691   3,315,300   SH                 Sole    3,315,300    0
Sony                              ADR NEW             835699307       3,308      80,482   SH                 Sole       80,482    0
Steinway Musical Instrs Inc       COM ORD             858495104       7,951     517,980   SH                 Sole      517,980    0
Sun Microsystems Inc              COM                 866810104         140      28,000   SH                 Sole       28,000    0
Texas Instrs Inc                  COM                 882508104       1,298      87,900   SH                 Sole       87,900    0
Viacom Inc                        CL B                925524308       1,541      37,975   SH                 Sole       37,975    0

                                                      Total:        134,737
                                                                     x$1000

02749.0001 #364551